Earnings / (Loss) Per Common Share, Calculation of Basic and Diluted Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings / (Loss) Per Common Share [Abstract]
Net Income	$ 8,605	$ 1,682
Less: Dividends of Preferred shares	(7,322)	(915)
Less: Deemed dividend equivalents on Series F Shares related to redemption value	(14,400)	0
Net income/(loss) attributable to common shareholders	$ (13,117)	$ 767
Earnings / (Loss) per share [Abstract]
Weighted average common shares outstanding, basic (in shares)	2,132,179	1,991,598
Earnings / (Loss) per share, basic (in dollars per share)	$ (6.15)	$ 0.39
Earnings / (Loss) per share, diluted (in dollars per share)	$ (6.15)	$ 0.39
Antidilutive securities from computation of diluted earnings / (loss) per common share (in shares)	0	0